Other Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities
12.A Composition of Other Liabilities
Other liabilities consist of the following:

As at December 31,	2017	2016
Accounts payable	$1,972		$2,739
Bank overdrafts and cash pooling	140		189
Repurchase agreements (Note 5)	1,976		1,789
Accrued expenses and taxes	2,927		2,884
Borrowed funds	227	(1)	274
Senior financing	1,905	(2)	2,034
Accrued benefit liability (Note 25)	710		631
Secured borrowings from mortgage securitization (Note 5)	1,355		1,141
Other	775		718
Total other liabilities	$11,987		$12,399

(1) The change in Borrowed funds relates to net cash flow changes of $(45) and foreign exchange rate movements of $(2).
(2) The change in Senior financing relates to net cash flow changes of $nil and foreign exchange rate movements of $(129).

12.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2017	2016
Encumbrances on real estate	Cdn. dollars	Current – 2033	$206	$251
Encumbrances on real estate	U.S. dollars	Current – 2020	21	23
Total borrowed funds			$227	$274

Interest expense for the borrowed funds was $13 and $20 for 2017 and 2016. The aggregate maturities of borrowed funds are included in Note 6.

12.C Senior Financing
On November 8, 2007, a structured entity consolidated by us issued a US$1,000 variable principal floating rate certificate (the
“Certificate”) to a financial institution (the “Lender”). At the same time, Sun Life Assurance Company of Canada-U.S. Operations
Holdings, Inc. (“U.S. Holdings”), a subsidiary of SLF Inc., entered into an agreement with the Lender, pursuant to which U.S. Holdings will bear the ultimate obligation to repay the outstanding principal amount of the Certificate and be obligated to make quarterly interest payments at three-month LIBOR plus a fixed spread. SLF Inc. has fully guaranteed the obligation of U.S. Holdings. The structured entity issued additional certificates after the initial issuance, totaling to US$515, none of which were issued during 2017 and 2016. Total collateral posted per the financing agreement was US$nil as at December 31, 2017 (US$2 as at December 31, 2016).

The maximum capacity of this agreement is US$2,500. The agreement expires on November 8, 2037 and the maturity date may be extended annually for additional one-year periods upon the mutual agreement of the parties, provided such date is not beyond November 8, 2067. The agreement can be cancelled or unwound at the option of U.S. Holdings in whole or in part from time to time, or in whole under certain events.

For the year ended December 31, 2017, we recorded $36 of interest expense relating to this obligation ($28 in 2016). The fair value of the obligation is $1,776 ($1,671 in 2016). The fair value is determined by discounting the expected future cash flows using a current market interest rate adjusted by SLF Inc.'s credit spread and is categorized in Level 3 of the fair value hierarchy.